HIGH YIELD MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2002

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 98.5%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Assisted Living -- 2.8%
-------------------------------------------------------------------------
    $ 1,000        Chester, PA, IDA, (Senior Life-Choice of
                   Kimberton), (AMT), 8.50%, 9/1/25          $  1,058,010
      1,905        Chester, PA, IDA, (Senior Life-Choice of
                   Paoli), (AMT), 8.05%, 1/1/24                 1,967,046
      1,000        Glen Cove, NY, IDA, (The Regency at Glen
                   Cove), 0.00%, 1/1/13                           360,410
      1,000        Glen Cove, NY, IDA, (The Regency at Glen
                   Cove), 0.00%, 7/1/13                           343,960
      1,000        Glen Cove, NY, IDA, (The Regency at Glen
                   Cove), 0.00%, 1/1/14                           326,390
      1,000        Glen Cove, NY, IDA, (The Regency at Glen
                   Cove), 0.00%, 7/1/14                           311,410
      1,000        Glen Cove, NY, IDA, (The Regency at Glen
                   Cove), 0.00%, 1/1/15                           295,220
      1,000        Glen Cove, NY, IDA, (The Regency at Glen
                   Cove), 0.00%, 7/1/15                           280,850
      1,000        Glen Cove, NY, IDA, (The Regency at Glen
                   Cove), 0.00%, 1/1/16                           267,150
      1,000        Glen Cove, NY, IDA, (The Regency at Glen
                   Cove), 0.00%, 7/1/16                           254,080
      1,000        Glen Cove, NY, IDA, (The Regency at Glen
                   Cove), 0.00%, 1/1/17                           241,570
      1,000        Glen Cove, NY, IDA, (The Regency at Glen
                   Cove), 0.00%, 7/1/17                           229,790
      1,000        Glen Cove, NY, IDA, (The Regency at Glen
                   Cove), 0.00%, 1/1/18                           218,560
      1,000        Glen Cove, NY, IDA, (The Regency at Glen
                   Cove), 0.00%, 7/1/18                           207,840
      1,000        Glen Cove, NY, IDA, (The Regency at Glen
                   Cove), 0.00%, 1/1/19                           197,720
      1,000        Glen Cove, NY, IDA, (The Regency at Glen
                   Cove), 0.00%, 7/1/19                           188,030
      3,500        New Jersey EDA, (Chelsea at East
                   Brunswick), (AMT), 8.25%, 10/1/20            2,798,845
-------------------------------------------------------------------------
                                                             $  9,546,881
-------------------------------------------------------------------------
Cogeneration -- 4.0%
-------------------------------------------------------------------------
    $ 7,000        Maryland Energy Cogeneration, (AES
                   Warrior Run), (AMT), 7.40%, 9/1/19        $  7,323,750
      1,680        New Jersey EDA, (Vineland Cogeneration),
                   (AMT), 7.875%, 6/1/19                        1,709,820
      2,876        Ohio Water Development Authority, Solid
                   Waste Disposal, (Bay Shore Power),
                   6.625%, 9/1/20                               2,841,632
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Cogeneration (continued)
-------------------------------------------------------------------------
    $ 2,000        Ohio Water Development Authority, Solid
                   Waste Disposal, (Bay Shore Power),
                   (AMT), 5.875%, 9/1/20                     $  1,831,920
-------------------------------------------------------------------------
                                                             $ 13,707,122
-------------------------------------------------------------------------
Education -- 1.5%
-------------------------------------------------------------------------
    $ 3,000        California Educational Facilities
                   Authority, Residual Certificates,
                   Variable Rate, 12/1/32(1)(2)              $  3,207,000
      2,000        New Hampshire HEFA, (Colby-Sawyer
                   College), 7.50%, 6/1/26                      2,089,060
-------------------------------------------------------------------------
                                                             $  5,296,060
-------------------------------------------------------------------------
Electric Utilities -- 5.0%
-------------------------------------------------------------------------
    $ 5,000        Clark County, NV, (Nevada Power), (AMT),
                   5.90%, 10/1/30                            $  4,648,350
      1,250        Connecticut Development Authority,
                   (Connecticut Light and Power), Variable
                   Rate, 9/1/22(1)(3)                           1,291,425
      2,500        Connecticut Development Authority,
                   (Western Mass Electric), Variable Rate,
                   9/1/22(1)(3)                                 2,582,850
      3,500        Intermountain Power Agency, UT,
                   Variable Rate, 7/1/11(3)                     3,731,875
      1,500        Mississippi Business Finance Corp.,
                   (System Energy Resources, Inc.),
                   5.90%, 5/1/22                                1,448,325
      1,660        Salt River, AZ, Agricultural Improvement
                   and Power District Electric, Residual
                   Certificates,
                   Variable Rate, 1/1/25(1)(3)                  1,621,920
      2,000        Southern California Public Power
                   Authority, Variable Rate, 7/1/12(3)          2,125,000
-------------------------------------------------------------------------
                                                             $ 17,449,745
-------------------------------------------------------------------------
Escrowed / Prerefunded -- 1.7%
-------------------------------------------------------------------------
    $10,000        Dawson Ridge, CO, Metropolitan District
                   #1, Escrowed to Maturity, 0.00%, 10/1/22  $  2,674,100
      3,500        Dawson Ridge, CO, Metropolitan District
                   #1, Escrowed to Maturity,
                   0.00%, 10/1/22                                 935,935
      3,295        Illinois Development Finance Authority,
                   (Regency Park), Escrowed to Maturity,
                   0.00%, 7/15/25                                 737,454
      1,200        Puerto Rico Infrastructure Financing
                   Authority, Escrowed to Maturity,
                   Variable Rate, 10/1/32(1)(2)                 1,445,040
-------------------------------------------------------------------------
                                                             $  5,792,529
-------------------------------------------------------------------------
Health Care - Miscellaneous -- 5.9%
-------------------------------------------------------------------------
    $ 2,845        Illinois Development Finance Authority,
                   (Community Rehabilitation Providers),
                   5.60%, 7/1/19                             $  2,605,110

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2002

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Health Care - Miscellaneous (continued)
-------------------------------------------------------------------------
    $ 1,245        Pittsfield Township, MI, (Arbor
                   Hospice), 8.125%, 8/15/17                 $  1,267,124
      2,455        Tax Revenue Exempt Securities Trust,
                   Community Health Provider, (Pooled Loan
                   Program Various States Trust
                   Certificates), 6.75%, 12/1/36                2,565,658
      1,265        Tax Revenue Exempt Securities Trust,
                   Community Health Provider, (Pooled Loan
                   Program Various States Trust
                   Certificates), 7.00%, 12/1/36                1,334,603
      1,047        Tax Revenue Exempt Securities Trust,
                   Community Health Provider, (Pooled Loan
                   Program Various States Trust
                   Certificates), 7.00%, 12/1/36                1,103,807
      2,283        Tax Revenue Exempt Securities Trust,
                   Community Health Provider, (Pooled Loan
                   Program Various States Trust
                   Certificates), 7.75%, 12/1/36                2,363,140
      1,920        Tax Revenue Exempt Securities Trust,
                   Community Health Provider, (Pooled Loan
                   Program Various States Trust
                   Certificates), 7.90%, 12/1/36                2,018,482
        360        Tax Revenue Exempt Securities Trust,
                   Community Health Provider, (Pooled Loan
                   Program Various States Trust
                   Certificates), 8.25%, 12/1/36                  387,330
        818        Tax Revenue Exempt Securities Trust,
                   Community Health Provider, (Pooled Loan
                   Program Various States Trust
                   Certificates), 8.375%, 12/1/36                 868,875
      2,266        Tax Revenue Exempt Securities Trust,
                   Community Health Provider, (Pooled Loan
                   Program Various States Trust
                   Certificates), 8.50%, 12/1/36                2,383,784
        951        Tax Revenue Exempt Securities Trust,
                   Community Health Provider, (Pooled Loan
                   Program Various States Trust
                   Certificates), 8.70%, 12/1/36                1,014,335
      1,903        Tax Revenue Exempt Securities Trust,
                   Community Health Provider, (Pooled Loan
                   Program Various States Trust
                   Certificates), 8.81%, 9/1/36                 2,034,037
        571        Tax Revenue Exempt Securities Trust,
                   Community Health Provider, (Pooled Loan
                   Program Various States Trust
                   Certificates), 8.875%, 12/1/36                 613,921
-------------------------------------------------------------------------
                                                             $ 20,560,206
-------------------------------------------------------------------------
Hospital -- 10.9%
-------------------------------------------------------------------------
    $ 3,000        Allegheny County, PA, Hospital
                   Development Authority, (West
                   Pennsylvania Allegheny Health System),
                   9.25%, 11/15/30                           $  3,164,850
      2,500        California Health Facilities Authority,
                   (Cedars Sinai Medical Center), Variable
                   Rate, 12/1/34(1)(3)                          2,838,525
      2,250        Chautauqua County, NY, IDA, (Women's
                   Christian Association), 6.40%, 11/15/29      2,005,245
      7,000        Colorado Health Facilities Authority,
                   (Rocky Mountain Adventist),
                   6.625%, 2/1/22                               7,160,790
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Hospital (continued)
-------------------------------------------------------------------------
    $ 3,685        Forsyth County, GA, Hospital Authority,
                   (Georgia Baptist Health Care System),
                   6.25%, 10/1/18                            $  3,449,492
      3,700        Forsyth County, GA, Hospital Authority,
                   (Georgia Baptist Health Care System),
                   6.375%, 10/1/28                              3,421,945
      2,500        Hidalgo County, TX, Health Services
                   Corp., (Mission Hospital, Inc.),
                   6.875%, 8/15/26                              2,357,725
      2,500        John Tolfree Health System Corp., MI,
                   6.00%, 9/15/23                               2,389,175
      2,000        New Hampshire HEFA, (Littleton
                   Hospital), 6.00%, 5/1/28                     1,567,100
      1,000        Oklahoma Development Finance Authority,
                   (Hillcrest Healthcare), 5.00%, 8/15/08         822,250
      1,500        Oklahoma Development Finance Authority,
                   (Hillcrest Healthcare), 5.20%, 8/15/11       1,184,910
      1,500        Oklahoma Development Finance Authority,
                   (Hillcrest Healthcare), 5.75%, 8/15/12       1,247,910
      2,560        Oneida County, NY, Industrial
                   Development Agency, (Elizabeth Medical
                   Center), 6.00%, 12/1/29                      2,228,275
      1,238        Philadelphia, PA, HEFA, (Graduate Health
                   System), 6.625%, 7/1/21(4)                      24,754
      1,779        Philadelphia, PA, HEFA, (Graduate Health
                   System), 7.00%, 7/1/05(4)                       35,587
        875        Prince George's County, MD, (Greater
                   Southeast Healthcare System),
                   6.375%, 1/1/13(4)                              286,562
      5,900        Prince George's County, MD, (Greater
                   Southeast Healthcare System),
                   6.375%, 1/1/23(4)                            1,932,250
      1,785        San Gorgonio, CA, (Memorial Health Care
                   District), 5.75%, 5/1/20                     1,525,764
-------------------------------------------------------------------------
                                                             $ 37,643,109
-------------------------------------------------------------------------
Housing -- 9.6%
-------------------------------------------------------------------------
    $ 1,235        Atlanta, GA, Urban Residential Finance
                   Authority, (New Community John Hope
                   Project), (AMT), 7.25%, 6/1/07            $  1,209,818
      2,395        Cuyahoga County, OH, (Rolling Hills
                   Apts.), (AMT), 8.00%, 1/1/28(4)              1,221,450
      2,500        Florida Capital Projects Finance
                   Authority, Student Housing Revenue,
                   (Florida University), 7.75%, 8/15/20         2,493,775
      1,590        Florida Capital Projects Finance
                   Authority, Student Housing Revenue,
                   (Florida University), 9.50%, 8/15/05         1,586,359
      1,875        Jefferson County, MO, IDA, Multifamily,
                   (Riverview Bend Apartments), (AMT),
                   6.75%, 11/1/29                               1,842,450
        495        Jefferson County, MO, IDA, Multifamily,
                   (Riverview Bend Apartments), (AMT),
                   7.125%, 11/1/29                                494,921

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2002

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Housing (continued)
-------------------------------------------------------------------------
    $ 3,680        Lucas County, OH, (Country Creek),
                   (AMT), 8.00%, 7/1/26(4)                   $  2,209,619
      4,065        Maricopa County, AZ, IDA, (National
                   Health Facilities II), 6.375%, 1/1/19        3,773,336
      1,500        Maricopa County, AZ, IDA, (National
                   Health Facilities II), 6.625%, 7/1/33        1,375,755
      2,370        Maricopa County, AZ, IDA, (National
                   Health Facilities II), 8.00%, 1/1/34         2,158,098
      5,000        Muni Mae Tax-Exempt Bond, LLC, (AMT),
                   Variable Rate, 6/30/09                       5,091,750
      3,360        Oregon Health Authority, (Trillium
                   Affordable Housing), (AMT),
                   6.75%, 2/15/29                               3,146,002
      1,480        Oregon Health Authority, (Trillium
                   Affordable Housing), (AMT),
                   6.75%, 2/15/29                               1,369,296
      2,250        Texas Student Housing Corp., (University
                   of Northern Texas), 9.375%, 7/1/06           2,238,525
      2,000        Texas Student Housing Corp., (University
                   of Northern Texas), 11.00%, 7/1/31           1,969,540
      1,250        Virginia Housing Development Authority,
                   RITES, (AMT), 5.40%, 7/1/21                  1,273,775
-------------------------------------------------------------------------
                                                             $ 33,454,469
-------------------------------------------------------------------------
Industrial Development Revenue -- 17.9%
-------------------------------------------------------------------------
    $ 2,400        Abia Development Corp., TX, (Austin
                   Cargoport Development), (AMT),
                   6.50%, 10/1/24                            $  2,073,917
      3,065        Abia Development Corp., TX, (Austin
                   Cargoport Development), (AMT),
                   9.25%, 10/1/21                               3,346,735
      2,000        Camden County, NJ, (Holt Hauling),
                   (AMT), 9.875%, 1/1/21                        1,845,000
      3,900        Carbon County, UT, (Laidlaw
                   Environmental Services Inc.), (AMT),
                   7.45%, 7/1/17                                3,966,105
      4,000        Charleston County, SC, IDA, (Zeigler
                   Coal), 6.95%, 8/10/28(4)                     2,230,000
      4,000        Denver, CO, City and County Special
                   Facilities, (United Airlines), (AMT),
                   6.875%, 10/1/32                              2,532,760
      1,215        Florence County, SC, (Stone Container),
                   7.375%, 2/1/07                               1,200,590
      2,700        Hancock County, KY, (Southwire Co.),
                   (AMT), 7.75%, 7/1/25                         2,750,085
      4,000        Hardeman County, TN, (Correctional
                   Facilities Corp.), 7.75%, 8/1/17             3,887,560
      4,200        Houston, TX, Airport System,
                   (Continental Airlines), 6.75%, 7/1/29        3,306,366
      3,715        Iowa Finance Authority, (Southbridge
                   Mall), 6.375%, 12/1/13                       3,473,748
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Industrial Development Revenue (continued)
-------------------------------------------------------------------------
    $ 4,185        Kansas City, MO, IDA, (Airline Cargo
                   Facilities), (AMT), 8.50%, 1/1/17         $  4,356,418
      2,910        Kimball, NE, EDA, (Clean Harbors),
                   (AMT), 10.75%, 9/1/26                        2,982,197
      2,730        Maryland EDA, (AFCO Cargo), (AMT),
                   6.50%, 7/1/24                                2,414,194
      1,609        Michigan Strategic Fund, (Crown Paper),
                   (AMT), 6.50%, 8/1/21(4)                        249,364
      1,095        New Albany, IN, IDA, (K-Mart),
                   7.40%, 6/1/06                                  657,493
      2,615        New Hampshire Business Finance
                   Authority, (Crown Paper), (AMT),
                   7.875%, 7/1/26(4)                              405,320
     10,000        New Jersey EDA, (Continental Airlines),
                   (AMT), 6.25%, 9/15/29                        7,951,400
        500        New Jersey EDA, (Holt Hauling),
                   8.95%, 12/15/18                                458,750
      4,000        New Jersey EDA, (Holt Hauling), (AMT),
                   7.90%, 3/1/27                                3,670,000
      4,000        Ohio Solid Waste Revenue, (Republic
                   Engineered Steels), (AMT),
                   9.00%, 6/1/21(4)                               138,000
      2,000        Perry County, KY, TJ International Inc.,
                   (AMT), 6.55%, 4/15/27                        2,081,140
        500        Philadelphia, PA, IDA, (Refrigerated
                   Enterprises), (AMT), 9.05%, 12/1/19            463,250
      3,500        Riverdale Village, IL, (ACME Metals,
                   Inc.), (AMT), 7.90%, 4/1/24(4)                 945,000
      3,345        Riverdale Village, IL, (ACME Metals,
                   Inc.), (AMT), 7.95%, 4/1/25(4)                 903,150
        560        Robbins, IL, Resource Recovery, (AMT),
                   0.00%, 10/15/09                                184,677
        237        Robbins, IL, Resource Recovery, (AMT),
                   7.25%, 10/15/09                                135,232
      1,206        Robbins, IL, Resource Recovery, (AMT),
                   7.25%, 10/15/24                                626,884
      1,797        Robbins, IL, Resource Recovery, (AMT),
                   8.375%, 10/15/16(4)                             15,812
        703        Robbins, IL, Resource Recovery, (AMT),
                   8.375%, 10/15/16(4)                              6,187
      3,000        Rumford, ME, Solid Waste Disposal,
                   (Boise Cascade Corp.), 6.875%, 10/1/26       2,972,190
-------------------------------------------------------------------------
                                                             $ 62,229,524
-------------------------------------------------------------------------
Insured - Electric Utilities -- 0.5%
-------------------------------------------------------------------------
    $ 1,500        Puerto Rico Electric Power Authority,
                   RITES, (FSA), Variable Rate,
                   7/1/29(1)(2)                              $  1,548,105
-------------------------------------------------------------------------
                                                             $  1,548,105
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2002

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Insured - General Obligations -- 0.3%
-------------------------------------------------------------------------
    $ 1,000        California, Residual Certificates,
                   (AMBAC), Variable Rate, 10/1/30(1)(2)     $  1,113,850
-------------------------------------------------------------------------
                                                             $  1,113,850
-------------------------------------------------------------------------
Insured - Hospital -- 0.8%
-------------------------------------------------------------------------
    $ 2,415        California Statewide Communities
                   Development Authority, (Sutter Health)
                   Residual Certificates, (FSA), Variable
                   Rate, 8/15/27(1)(2)                       $  2,852,260
-------------------------------------------------------------------------
                                                             $  2,852,260
-------------------------------------------------------------------------
Insured - Special Tax Revenue -- 1.5%
-------------------------------------------------------------------------
    $ 4,900        Puerto Rico Infrastructure Financing
                   Authority, (FSA), Variable Rate,
                   7/1/27(1)(2)                              $  5,082,280
-------------------------------------------------------------------------
                                                             $  5,082,280
-------------------------------------------------------------------------
Insured - Transportation -- 3.3%
-------------------------------------------------------------------------
    $ 2,985        Monroe County, NY, Airport Authority,
                   (MBIA), DRIVERS, (AMT), Variable Rate,
                   1/1/18(1)(3)                              $  3,477,973
      2,000        New Jersey Turnpike Authority, RITES,
                   (MBIA), Variable Rate, 1/1/30(1)(2)          2,219,700
      6,000        Puerto Rico Highway and Transportation
                   Authority, (FSA), 5.00%, 7/1/32(5)           5,889,300
-------------------------------------------------------------------------
                                                             $ 11,586,973
-------------------------------------------------------------------------
Miscellaneous -- 3.1%
-------------------------------------------------------------------------
    $ 3,745        Atlanta, GA, Downtown Development
                   Authority, (Central Atlanta Hospitality
                   Childcare Inc.), 8.00%, 1/1/26            $  2,891,552
      3,000        Colorado River Indian Tribe, AZ,
                   6.25%, 8/1/04                                3,099,570
      2,905        Santa Fe, NM, (1st Interstate Plaza),
                   8.00%, 7/1/13                                2,971,329
      1,870        Union, OR, (Buffalo Peak Golf Club),
                   6.75%, 7/1/24                                1,843,315
-------------------------------------------------------------------------
                                                             $ 10,805,766
-------------------------------------------------------------------------
Nursing Home -- 8.7%
-------------------------------------------------------------------------
    $ 3,405        Bell County, TX, (Heritage Oaks
                   Healthcare), 6.70%, 6/1/29                $  2,362,253
      3,250        Clovis, NM, IDR, (Retirement Ranches,
                   Inc.), 7.75%, 4/1/19                         3,348,507
      2,300        Colorado HFA, (Volunteers of America),
                   5.75%, 7/1/20                                1,945,984
      3,600        Colorado HFA, (Volunteers of America),
                   5.875%, 7/1/28                               2,938,284
      1,100        Colorado HFA, (Volunteers of America),
                   6.00%, 7/1/29                                  919,083
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Nursing Home (continued)
-------------------------------------------------------------------------
    $ 2,175        Kansas City, MO, IDA, (Beverly
                   Enterprises, Inc.), 8.00%, 12/1/02        $  2,208,865
      2,500        Massachusetts IFA, (Age Institute of
                   Massachusetts), 8.05%, 11/1/25               2,460,550
      1,195        Mississippi Business Finance Corp.,
                   (Magnolia Healthcare), 7.99%, 7/1/25         1,236,431
      2,000        Ohio HFA, Retirement Rental Housing,
                   (Encore Retirement Partners),
                   6.75%, 3/1/19                                1,716,160
      1,526        Tarrant County, TX, Health Facilities
                   Authority, (3927 Foundation),
                   10.125%, 9/1/09                                 72,474
      4,577        Tarrant County, TX, Health Facilities
                   Authority, (3927 Foundation),
                   10.25%, 9/1/19(4)                              217,424
      3,897        Tarrant County, TX, Health Facilities
                   Authority, (Heart of Texas),
                   8.00%, 9/1/25                                3,859,785
      3,320        Westmoreland, PA, (Highland Health
                   Systems, Inc.), 9.25%, 6/1/22                3,430,058
      3,790        Wisconsin HEFA, (Wisconsin Illinois
                   Senior Housing), 7.00%, 8/1/29               3,574,880
-------------------------------------------------------------------------
                                                             $ 30,290,738
-------------------------------------------------------------------------
Pooled Loans -- 1.0%
-------------------------------------------------------------------------
    $ 3,500        Osceola County, FL, IDA, Community
                   Pooled Loan-93, 7.75%, 7/1/17             $  3,575,040
-------------------------------------------------------------------------
                                                             $  3,575,040
-------------------------------------------------------------------------
Senior Living / Life Care -- 11.8%
-------------------------------------------------------------------------
    $ 7,890        Albuquerque, NM, Retirement Facilities,
                   (La Vida Liena Retirement Center),
                   6.60%, 12/15/28                           $  7,064,864
      2,500        Arizona Health Facilities Authority,
                   (Care Institute, Inc. - Mesa),
                   7.625%, 1/1/26(6)                            1,604,100
      1,585        Delaware County, PA, IDA, (Glen Riddle),
                   (AMT), 8.625%, 9/1/25                        1,691,972
      3,500        Delaware County, PA, White Horse
                   Village, 7.30%, 7/1/14                       3,584,035
      1,955        Grove City, PA, Area Hospital Authority,
                   (Grove Manor), 6.625%, 8/15/29               1,870,524
      3,685        Illinois Development Finance Authority,
                   (Care Institute, Inc. - Illinois),
                   7.80%, 6/1/25                                3,824,219
      7,500        Kansas City, MO, IDA, (Kingswood United
                   Methodist Manor), 5.875%, 11/15/29           6,480,000
      3,460        Louisiana HFA, (HCC Assisted Living
                   Group 1), (AMT), 9.00%, 3/1/25               3,626,218
      5,315        Massachusetts IFA, (Forge Hill), (AMT),
                   6.75%, 4/1/30                                4,606,510
      3,200        Minneapolis, MN, (Walker Methodist
                   Senior Services), 6.00%, 11/15/28            2,766,688

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2002

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Senior Living / Life Care (continued)
-------------------------------------------------------------------------
    $ 5,205        North Miami, FL, Health Care Facilities,
                   (Imperial Club), 8.00%, 1/1/33            $  3,900,211
-------------------------------------------------------------------------
                                                             $ 41,019,341
-------------------------------------------------------------------------
Solid Waste -- 1.0%
-------------------------------------------------------------------------
    $ 3,400        Morgantown, KY, Solid Waste Revenue,
                   (IMCO Recycling, Inc.), 7.45%, 5/1/22     $  3,396,600
-------------------------------------------------------------------------
                                                             $  3,396,600
-------------------------------------------------------------------------
Special Tax Revenue -- 3.0%
-------------------------------------------------------------------------
    $ 2,240        Bell Mountain Ranch, CO, Metropolitan
                   District, 6.625%, 11/15/25                $  2,200,262
      3,405        Bell Mountain Ranch, CO, Metropolitan
                   District, 7.375%, 11/15/19                   3,561,358
      3,800        Cottonwood, CO, Water and Sanitation
                   District, 7.75%, 12/1/20                     4,074,968
         75        South Orange County, CA, Public
                   Financing Authority, (FGIC), DRIVERS,
                   Variable Rate, 8/15/15(1)(3)                   477,975
-------------------------------------------------------------------------
                                                             $ 10,314,563
-------------------------------------------------------------------------
Transportation -- 3.7%
-------------------------------------------------------------------------
    $   930        Eagle County, CO, (Eagle County Airport
                   Terminal), (AMT), 7.00%, 5/1/21           $    880,171
      1,375        Eagle County, CO, (Eagle County Airport
                   Terminal), (AMT), 7.125%, 5/1/31             1,303,761
        500        Eagle County, CO, (Eagle County Airport
                   Terminal), (AMT), 7.50%, 5/1/21                494,055
      5,000        New Jersey Transportation Trust Fund
                   Authority, Residual Certificates,
                   Variable Rate, 6/15/17(1)(3)                 5,076,050
      5,250        Northwest Arkansas Regional Airport
                   Authority, (AMT), 7.625%, 2/1/27             5,172,300
-------------------------------------------------------------------------
                                                             $ 12,926,337
-------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Water and Sewer -- 0.5%
-------------------------------------------------------------------------
    $ 1,800        Metropolitan Water District, CA,
                   (Southern California Waterworks),
                   Variable Rate, 1/1/18(1)(3)               $  1,665,900
-------------------------------------------------------------------------
                                                             $  1,665,900
-------------------------------------------------------------------------
Total Tax-Exempt Investments -- 98.5%
   (identified cost $375,225,034)                            $341,857,398
-------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.5%                       $  5,234,442
-------------------------------------------------------------------------
Net Assets -- 100.0%                                         $347,091,840
-------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 At January 31, 2002, the concentration of the Portfolio's investments in various states, determined as a percentage of net assets, individually represent less than 10% in each state.

 The Portfolio invests primarily in debt securities issued by municipali-ties. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2002, 6.5% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 0.3% to 4.5% of total investments.

 (1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 (2)  Security has been issued as a leveraged inverse floater bond.

 (3)  Security has been issued as an inverse floater bond.

 (4)  Non-income producing security.

 (5)  When-issued security.

 (6)  The Portfolio is accruing only partial interest on this security.

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2002

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF JANUARY 31, 2002
Assets
------------------------------------------------------
Investments, at value (identified cost,
   $375,225,034)                          $341,857,398
Cash                                         4,066,674
Receivable for investments sold                 45,000
Interest receivable                          7,063,063
Receivable for open swap contracts              11,747
Prepaid expenses                                 1,779
------------------------------------------------------
TOTAL ASSETS                              $353,045,661
------------------------------------------------------

Liabilities
------------------------------------------------------
Payable for when-issued securities        $  5,853,180
Payable for open swap contracts                 20,939
Payable to affiliate for Trustees' fees            656
Accrued expenses                                79,046
------------------------------------------------------
TOTAL LIABILITIES                         $  5,953,821
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $347,091,840
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $380,468,668
Net unrealized depreciation (computed on
   the basis of identified cost)           (33,376,828)
------------------------------------------------------
TOTAL                                     $347,091,840
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
JANUARY 31, 2002
Investment Income
-----------------------------------------------------
Interest                                  $25,500,676
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $25,500,676
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $ 2,117,624
Trustees' fees and expenses                    21,038
Custodian fee                                 143,713
Legal and accounting services                  86,136
Miscellaneous                                  33,027
-----------------------------------------------------
TOTAL EXPENSES                            $ 2,401,538
-----------------------------------------------------

NET INVESTMENT INCOME                     $23,099,138
-----------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $  (376,410)
   Interest rate swap contracts              (137,238)
-----------------------------------------------------
NET REALIZED LOSS                         $  (513,648)
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(3,987,114)
   Interest rate swap contracts                (9,192)
-----------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)            $(3,996,306)
-----------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(4,509,954)
-----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $18,589,184
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED        YEAR ENDED
IN NET ASSETS                             JANUARY 31, 2002  JULY 31, 2001
-------------------------------------------------------------------------
From operations --
   Net investment income                  $     23,099,138  $ 22,474,205
   Net realized loss                              (513,648)   (5,366,219)
   Net change in unrealized appreciation
      (depreciation)                            (3,996,306)    5,713,575
-------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $     18,589,184  $ 22,821,561
-------------------------------------------------------------------------
Capital transactions --
   Contributions                          $     90,001,189  $ 61,682,286
   Withdrawals                                 (89,632,344)  (95,294,932)
-------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS              $        368,845  $(33,612,646)
-------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $     18,958,029  $(10,791,085)
-------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------
At beginning of year                      $    328,133,811  $338,924,896
-------------------------------------------------------------------------
AT END OF YEAR                            $    347,091,840  $328,133,811
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                      YEAR ENDED JANUARY 31,
                                  ---------------------------------------------------------------
                                    2002(1)        2001         2000         1999         1998
-------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                            0.70%         0.72%        0.68%        0.67%        0.68%
   Expenses after custodian
      fee reduction                    0.70%         0.72%        0.67%        0.66%        0.66%
   Net investment income               6.69%         6.86%        6.25%        5.88%        6.43%
Portfolio Turnover                       24%           29%          58%          25%           8%
-------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                        5.55%           --           --           --           --
-------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                        $347,092      $328,134     $338,925     $390,909     $303,209
-------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing market discount on fixed-income securities. The effect of this change for the year ended January 31, 2002 on the ratio of net investment income to average net assets was less than 0.01%. Ratios for the periods prior to February 1, 2001 have not been restated to reflect this change in presentation.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2002

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   High Yield Municipals Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as a diversified open-end management investment company, which was organized as a trust under the laws of the State of New York on May 1, 1995. The Portfolio seeks to achieve high current income exempt from regular federal income tax. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations maturing in sixty days or less are valued at amortized cost which approximates fair value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount. Effective February 1, 2001, the Portfolio adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing market discounts on all fixed-income securities. Prior to February 1, 2001, the Portfolio did not amortize market discounts on fixed-income securities. The cumulative effect of this accounting change had no impact on the Portfolio's net assets, but resulted in a $35,548 increase in cost of securities and a corresponding $35,548 increase in net unrealized depreciation, based on securities held by the Portfolio on January 31, 2002.

   The effect of this change for the year ended January 31, 2002 was an increase in net investment income of $18,788, an increase of net realized loss of $12,792 and an increase in net unrealized depreciation of $5,996.

   The statement of changes in net assets and financial highlights for prior periods have not been restated to reflect these changes.

 C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolio on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from Federal income tax when allocated to the Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item for investors.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Interest Rate Swaps -- The Portfolio has entered into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. Pursuant to these agreements the Portfolio makes bi-annual payments at a fixed interest rate. In exchange, the Portfolio receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. However, the

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

   Portfolio does not anticipate non-performance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates.

 F Legal Fees -- Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

 G When-issued and Delayed Delivery Transactions -- The Portfolio may engage in when-issued and delayed delivery transactions. The Portfolio records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin accruing interest on settlement date.

 H Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of operating expenses on the Statement of Operations.

 I Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 J Other -- Investment transactions are accounted for on a trade date basis.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e. income other than gains from the sales of securities). For the year ended January 31, 2002, the fee was equivalent to 0.61% of the Portfolio's average net assets for such period and amounted to $2,117,624. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio who are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended January 31, 2002, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $109,408,830 and $82,679,713, respectively, for the year ended January 31, 2002.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at January 31, 2002, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $375,821,884
    ------------------------------------------------------
    Gross unrealized appreciation             $ 10,585,018
    Gross unrealized depreciation              (44,549,504)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $(33,964,486)
    ------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

   and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended January 31, 2002.

6 Financial Instruments
-------------------------------------------
   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and interest rate swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   At January 31, 2002, the Portfolio has entered into interest rate swap agreements with Morgan Stanley Capital Services, Inc. and Morgan Guaranty Trust Company of New York whereby the Portfolio makes bi-annual payments at a fixed rate equal to 4.7675% and 4.728% on the notional amounts of $8,000,000 and $8,000,000, respectively. In exchange, the Portfolio receives payments at a rate equal to the Bond Market Association Municipal Swap Index on the same notional amounts. The value of the contracts, which terminate May 1, 2022 and November 1, 2021, are recorded as a payable for open swap contracts of $20,939 and a receivable for open swap contracts of $11,747, respectively, on January 31, 2002.

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2002

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS
OF HIGH YIELD MUNICIPALS PORTFOLIO:
---------------------------------------------

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of High Yield Municipals Portfolio as of January 31, 2002, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the supplementary data for the five years then ended. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2002 by correspondence with the custodian and brokers: where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of High Yield Municipals Portfolio as of January 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its supplementary data for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
March 8, 2002

EATON VANCE HIGH YIELD MUNICIPALS FUND AS OF JANUARY 31, 2002

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Municipals Trust II (the Trust), of which Eaton Vance High Yield Municipals Fund (the Fund) is a series, and High Yield Municipals Portfolio (the Portfolio) are responsible for the overall management and supervision of the Fund's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years.

INTERESTED TRUSTEES

                           POSITION(S)
NAME,                       WITH THE               TERM OF OFFICE
ADDRESS                     TRUST AND               AND LENGTH OF             PRINCIPAL OCCUPATION(S)
AND AGE                     PORTFOLIO                SERVICE(3)               DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------
Jessica M.               Trustee          Trustee Since 1998                  President and Chief Executive Officer of
Bibliowicz(1)                                                                 National Financial Partners (financial
Age 42                                                                        services company) (since April 1999).
The Eaton Vance                                                               President and Chief Operating Officer of
Building                                                                      John A. Levin & Co. (registered
255 State Street                                                              investment advisor) (July 1997 to April
Boston, MA 02109                                                              1999) and a Director of Baker,
                                                                              Fentress & Company, which owns John A.
                                                                              Levin & Co., a registered investment
                                                                              advisor (July 1997 to April 1999).
                                                                              Formerly, Executive Vice President of
                                                                              Smith Barney Mutual Funds (July 1994 to
                                                                              June 1997).
James B. Hawkes(2)       Vice President   Vice President and Trustee of       Chairman, President and Chief Executive
Age 60                   and Trustee      Trust Since 1993 and of Portfolio   Officer of BMR, EVM and their corporate
The Eaton Vance                           Since 1995                          parent, Eaton Vance Corp. (EVC), and
Building                                                                      corporate trustee, Eaton Vance, Inc.
255 State Street                                                              (EV); Vice President of EVD. President
Boston, MA 02109                                                              or officer of 170 funds managed by EVM
                                                                              or its affiliates.


NAME,                     NUMBER OF PORTFOLIOS
ADDRESS                      IN FUND COMPLEX       OTHER DIRECTORSHIPS
AND AGE                    OVERSEEN(4) TRUSTEE     HELD
-----------------------
Jessica M.                              165                          None
Bibliowicz(1)
Age 42
The Eaton Vance
Building
255 State Street
Boston, MA 02109
James B. Hawkes(2)                      170              Director of EVC, EV and EVD.
Age 60
The Eaton Vance
Building
255 State Street
Boston, MA 02109

 (1) Ms. Bibliowicz is deemed to be an interested person of the Fund and the Portfolio because of her affiliation with a brokerage firm.
 (2) Mr. Hawkes is an interested person of the Fund and the Portfolio because of his positions with BMR, EVM, and EVC, which are affiliates of the Trust and the Portfolio.
 (3)  Trustees and officers serve for an indefinite term.
 (4)  Includes both master and feeder funds in a master feeder structure.

DISINTERESTED TRUSTEES

                           POSITION(S)
NAME,                       WITH THE               TERM OF OFFICE
ADDRESS                     TRUST AND               AND LENGTH OF             PRINCIPAL OCCUPATION(S)
AND AGE                     PORTFOLIO                SERVICE(3)               DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------
Donald R. Dwight         Trustee          Trustee of Trust Since 1993 and     President of Dwight Partners, Inc.
Age 70                                    of Portfolio Since 1995             (corporate relations and communications
The Eaton Vance                                                               company).
Building
255 State Street
Boston, MA 02109
Samuel L. Hayes, III     Trustee          Trustee of Trust Since 1993 and     Jacob H. Schiff Professor of Investment
Age 67                                    of Portfolio Since 1995             Banking Emeritus, Harvard University
The Eaton Vance                                                               Graduate School of Business
Building                                                                      Administration.
255 State Street
Boston, MA 02109
Norton H. Reamer         Trustee          Trustee of Trust Since 1993 and     Chairman and Chief Operating Officer,
Age 66                                    of Portfolio Since 1995             Hellman, Jordan Management Co., Inc. (an
The Eaton Vance                                                               investment management company).
Building                                                                      President, Unicorn Corporation
255 State Street                                                              (investment and financial advisory
Boston, MA 02109                                                              services company) (since September
                                                                              2000). Formerly, Chairman of the Board,
                                                                              United Asset Management Corporation (a
                                                                              holding company owning institutional
                                                                              investment management firms) and
                                                                              Chairman, President and Director, UAM
                                                                              Funds (mutual funds).


NAME,                     NUMBER OF PORTFOLIOS
ADDRESS                      IN FUND COMPLEX       OTHER DIRECTORSHIPS
AND AGE                    OVERSEEN(4) TRUSTEE     HELD
-----------------------
Donald R. Dwight                        170        Trustee/Director of the Royce Funds
Age 70                                             (consisting of 17 portfolios).
The Eaton Vance
Building
255 State Street
Boston, MA 02109
Samuel L. Hayes, III                    170        Director of Tiffany & Co. and
Age 67                                             Telect, Inc.
The Eaton Vance
Building
255 State Street
Boston, MA 02109
Norton H. Reamer                        170                          None
Age 66
The Eaton Vance
Building
255 State Street
Boston, MA 02109

EATON VANCE HIGH YIELD MUNICIPALS FUND AS OF JANUARY 31, 2002

MANAGEMENT AND ORGANIZATION CONT'D

DISINTERESTED TRUSTEES -- (CONTINUED)

                           POSITION(S)
NAME,                       WITH THE               TERM OF OFFICE
ADDRESS                     TRUST AND               AND LENGTH OF             PRINCIPAL OCCUPATION(S)
AND AGE                     PORTFOLIO                SERVICE(3)               DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------
Lynn A. Stout            Trustee          Trustee Since 1998                  Professor of Law, University of
Age 44                                                                        California at Los Angeles School of Law
The Eaton Vance                                                               (since July 2001). Formerly, Professor
Building                                                                      of Law, Georgetown University Law Center
255 State Street                                                              (prior to July 2001).
Boston, MA 02109
Jack L. Treynor          Trustee          Trustee of Trust Since 1993 and     Investment Adviser and Consultant.
Age 72                                    of Portfolio Since 1995
The Eaton Vance
Building
255 State Street
Boston, MA 02109


NAME,                     NUMBER OF PORTFOLIOS
ADDRESS                      IN FUND COMPLEX       OTHER DIRECTORSHIPS
AND AGE                    OVERSEEN(4) TRUSTEE     HELD
-----------------------
Lynn A. Stout                           165                          None
Age 44
The Eaton Vance
Building
255 State Street
Boston, MA 02109
Jack L. Treynor                         167                          None
Age 72
The Eaton Vance
Building
255 State Street
Boston, MA 02109

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                           POSITION(S)
NAME,                       WITH THE               TERM OF OFFICE
ADDRESS                     TRUST AND               AND LENGTH OF             PRINCIPAL OCCUPATION(S)
AND AGE                     PORTFOLIO                SERVICE(3)               DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------
Thomas J. Fetter         President        President of Trust Since 1993 and   Vice President of EVM and BMR. Officer
Age 58                                    of Portfolio Since 1995             of 112 investment companies managed by
The Eaton Vance                                                               EVM or BMR.
Building
255 State Street
Boston, MA 02109
Robert B. MacIntosh      Vice President   Vice President Since 1993           Vice President of EVM and BMR. Officer
Age 45                   of Trust                                             of 111 investment companies managed by
The Eaton Vance                                                               EVM or BMR.
Building
255 State Street
Boston, MA 02109
Thomas M. Metzold        Vice President   Vice President Since 1995           Vice President of EVM and BMR. Officer
Age 43                   of Portfolio                                         of 6 investment companies managed by EVM
The Eaton Vance                                                               or BMR.
Building
255 State Street
Boston, MA 02109
Alan R. Dynner           Secretary        Secretary Since 1997                Vice President, Secretary and Chief
Age 61                                                                        Legal Officer of BMR, EVM and EVC; Vice
The Eaton Vance                                                               President, Secretary and Clerk of EVD.
Building                                                                      Officer of 170 funds managed by EVM and
255 State Street                                                              its affiliates.
Boston, MA 02109
James L. O'Connor        Treasurer        Treasurer of Trust Since 1993 and   Vice President of BMR, EVM, EVD and EVC;
Age 56                                    of Portfolio Since 1995             Officer of 170 funds managed by EVM and
The Eaton Vance                                                               its affiliates.
Building
255 State Street
Boston, MA 02109

The statement of additional information for the Fund includes additional information about the Trustees and Officers of the Fund and Portfolio and can be obtained, without charge, by calling 1-800-225-6265.

INVESTMENT ADVISER OF HIGH YIELD MUNICIPALS PORTFOLIO
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109

ADMINISTRATOR OF EATON VANCE HIGH YIELD MUNICIPALS FUND
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109

PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
PFPC, Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

INDEPENDENT AUDITORS
DELOITTE & TOUCHE LLP
200 Berkeley Street
Boston, MA 02116-5022

                               EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.


        For more information about Eaton Vance's privacy policies, call:
                                 1-800-262-1122

EATON VANCE HIGH YIELD MUNICIPALS FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

            This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.


416-3/02                                                                   HYSRC